DERIVATIVES (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Credit Value Adjustment [Abstract]
Credit Value Adjustment Cumulative Loss		€ (92,000,000)		€ (97,100,000)
Credit Value Adjustment Cumulative Gain	158,700,000
Cash And Securities Posted As Collateral Under Derivatives Agreements	2,178,300,000	1,189,800,000
Interest rate swaps and cross currency interestrate swaps
Derivative Instruments Gain Loss
Net gains/(losses)	(1,588,841,000)	(590,551,000)	[1]	(410,451,000)	[1]
Financial Futures [Member]
Derivative Instruments Gain Loss
Net gains/(losses)	(92,185,000)	(227,366,000)	[1]	(6,590,000)	[1]
Foreign exchange swaps
Derivative Instruments Gain Loss
Net gains/(losses)	(9,723,000)	13,433,000	[1]	51,582,000	[1]
Forward Rate Agreements [Member]
Derivative Instruments Gain Loss
Net gains/(losses)	3,829,000	(8,928,000)	[1]	3,948,000	[1]
Options [Member]
Derivative Instruments Gain Loss
Net gains/(losses)	415,621,000	(123,067,000)	[1]	(916,000)	[1]
Outright foreign exchange forwards
Derivative Instruments Gain Loss
Net gains/(losses)	96,158,000	(8,235,000)	[1]	14,696,000	[1]
Commodity Swaps And Other [Member]
Derivative Instruments Gain Loss
Net gains/(losses)	(236,000)	5,453,000	[1]	0	[1]
Cross Currency Interest Rate Swap [Member]
Derivative Assets [Abstract]
Contract / Notional amount	6,736,338,000	3,454,366,000	[1]
Fair value	792,046,000	181,275,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	4,328,113,000	3,624,583,000	[1]
Fair value	542,310,000	372,528,000	[1]
Financial Futures
Derivative Assets [Abstract]
Contract / Notional amount	346,708,000	3,335,302,000	[1]
Fair value	8,142,000	3,252,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,433,408,000	814,882,000	[1]
Fair value	8,369,000	10,014,000	[1]
Foreign exchange swaps
Derivative Assets [Abstract]
Contract / Notional amount	3,003,201,000	3,706,230,000	[1]
Fair value	55,768,000	142,146,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,643,232,000	2,257,001,000	[1]
Fair value	27,359,000	86,943,000	[1]
Forward Rate Agreements [Member]
Derivative Assets [Abstract]
Contract / Notional amount	69,865,000	70,070,000	[1]
Fair value	608,000	1,334,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	80,441,000	23,968,000	[1]
Fair value	2,463,000	6,020,000	[1]
Interest rate swaps and cross currency interestrate swaps
Derivative Assets [Abstract]
Contract / Notional amount	22,598,883,000	31,524,946,000	[1]
Fair value	2,594,929,000	1,209,336,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	26,376,089,000	22,884,544,000	[1]
Fair value	3,580,272,000	1,202,172,000	[1]
Options [Member]
Derivative Assets [Abstract]
Contract / Notional amount	4,794,160,000	3,431,994,000	[1]
Fair value	114,378,000	87,433,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	3,033,158,000	2,687,135,000	[1]
Fair value	108,859,000	90,202,000	[1]
Outright foreign exchange forwards
Derivative Assets [Abstract]
Contract / Notional amount	889,417,000	352,532,000	[1]
Fair value	39,744,000	7,932,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,422,942,000	402,030,000	[1]
Fair value	47,114,000	12,668,000	[1]
Commodity Swaps And Other [Member]
Derivative Assets [Abstract]
Contract / Notional amount	1,293,000	22,041,000	[1]
Fair value	285,000	1,562,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,444,000	22,571,000	[1]
Fair value	239,000	1,923,000	[1]
Credit Derivatives [Member]
Derivative Assets [Abstract]
Contract / Notional amount	7,803,000	0	[1]
Fair value	65,000	0	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	46,820,000	0	[1]
Fair value	€ 3,503,000	€ 0	[1]

[1]	As restated. See Note 43 for more information.